Debt (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Long-term debt
Long-term debt	$ 1,122,715	$ 1,122,373	$ 1,632,165
1.35% Senior notes due 2017 [Member]
Long-term debt
Long-term debt	699,460	699,277	699,091
4.00% Senior notes due 2042 [Member]
Long-term debt
Long-term debt	298,595	298,545	298,493
7.375% Debentures due 2027 [Member] | Subordinated Debentures Subject To Mandatory Redemption [Member]
Long-term debt
Long-term debt	119,369	119,366	129,060
7.45% Debentures due 2097 [Member] | Subordinated Debentures Subject To Mandatory Redemption [Member]
Long-term debt
Long-term debt	3,500	3,500	3,500
2.02% to 8.00% Promissory Notes Through 2029 [Member]
Long-term debt
Long-term debt	1,791	1,685	2,109
3.125% Senior notes due 2014 [Member]
Long-term debt
Long-term debt			$ 499,912